CONTINGENT LIABILITIES AND COMMITMENTS	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 8:-	CONTINGENT LIABILITIES AND COMMITMENTS

a.
The Company is engaged in two operating lease agreements for its facilities. The rent expenses for the years ended December 31, 2013, 2012 and 2011, amounted to $  50, $ 44 and $ 61, respectively. Future minimum payments under the leases are as follows:

Year ended December 31,	Total

2014	$122
2015	102
2016	73

$297

b.
On June 2013 the Company entered into a new operating lease agreement for its vehicles until 2016. The rent expenses for the year ended December 31, 2013, 2012 and 2011, amounted to $  51, $ 18 and $ 29, respectively. Future minimum payments under the lease are as follows:

Year ended December 31,	Total

2014	$48
2015	41
2016	22

$111

c.	Royalty bearing Government grants:

The Company partially financed its research and development expenditures under programs sponsored by the Office of Chief Scientist ("OCS") for the support of certain research and development activities conducted in Israel.

In connection with its research and development, the Company received $  106 of participation payments from the OCS through December 31, 2013. In return for the OCS's participation, the Company is committed to pay royalties at a rate of 3%-5% of sales of the developed product linked to U.S dollars, up to 100% of the amount of grants received (100% plus interest at LIBOR). The Company's total commitment for royalties payable with respect to future sales, based on OCS participations received or accrued, net of royalties paid or accrued, totaled approximately $  115 as of December 31, 2013. In addition, the OCS may impose certain conditions on any arrangement under which it permits the Company to transfer technology or development out of Israel.